NOTES RECEIVABLE (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
NOTES RECEIVABLE
Notes receivable	¥ 178,200	$ 25,482	¥ 0
Percentage of notes subsequently collected	100	100